Leasing Arrangements－Lessee (Details) - Schedule of information on profit and loss accounts relating to lease contracts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Information On Profit And Loss Accounts Relating To Lease Contracts Abstract
Interest expense on lease liabilities	$ 346	$ 1,219	$ 1,196
Expense on short-term lease contracts	171,999	13,602	2,142
Expense on leases of low-value assets	6,661	19,227	4,872
Loss on lease modification		$ 48,448